April 17, 2023	Jennifer R. Gonzalez D 202.778.9286 F 202.778.9100 jennifer.gonzalez@klgates.com

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Neuberger Berman Municipal Fund Inc. Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Neuberger Berman Municipal Fund Inc. (the “Acquiring Fund”), transmitted herewith for filing is a registration statement for the Acquiring Fund on Form N-14 (the “Registration Statement”).  The Registration Statement includes a Notice of Joint Special Meeting of Stockholders of Neuberger Berman California Municipal Fund Inc. (“NBW” or a “Target Fund”), Neuberger Berman New York Municipal Fund Inc. (“NBO” or a “Target Fund”) and Neuberger Berman Municipal Fund Inc. (“NBH” and together with the Target Funds, the “Funds” or each individually, a “Fund”), a Joint Proxy Statement for the Target Funds and the Acquiring Fund, a Joint Prospectus for the Acquiring Fund and Target Funds and forms of proxies relating to the Meeting.  At the Meeting, the stockholders of each Target Fund will be asked to approve an Agreement and Plan of Reorganization (each, an “Agreement”).  Each Agreement provides for the transfer of the respective Target Fund’s assets to the Acquiring Fund in exchange solely for shares of common stock and preferred stock of the Acquiring Fund and the assumption by the Acquiring Fund of the respective Target Fund’s liabilities and for the dissolution of such Target Fund under Maryland state law.

This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Funds.

We would appreciate comments as soon as possible.  If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9286.

Sincerely, /s/ Jennifer R. Gonzalez Jennifer R. Gonzalez

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